SUMMARY OF MATERIAL ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2025
Summary Of Significant Accounting Policies [Abstract]
Schedule of Cash Payments of Deferred Consideration
The table below provides the classification of the Group’s cash payments of deferred consideration in connection with the 2024 acquisition of the Freebets.com Assets.

	Six months ended June 30,
	2025	2024
Investing activities	10,503	—
Financing activities	675	—
Total	11,178	—
The table below provides the classification of the Group’s cash payments of deferred consideration in connection with the 2022 acquisition of 100% of the issued and outstanding equity interests of Roto Sports, Inc., the operator of RotoWire.com (“RotoWire”).

	Six months ended June 30,
	2025	2024
Investing activities	300	4,450
Financing activities	—	550
Total	300	5,000

In March 2025, the Group settled the final deferred payment of $300 and no further amounts are due.

BONUSFINDER DEFERRED CONSIDERATION PAYMENT

The table below provides the classification of the Group’s cash payments of deferred consideration in connection with the 2022 acquisition of 100% of the issued and outstanding equity interests of NDC Media Limited, the operator of BonusFinder.com (“BonusFinder”).

	Six months ended June 30,
	2025	2024
Operating activities	—	7,156
Investing activities	—	5,594
Financing activities	—	832
Total	—	13,582

Summary of Geographic Analysis of Non-current Assets, Excluding Deferred Tax Assets and Deferred Compensation Cost
As of June 30, 2025 and December 31, 2024, the geographic analysis of the Group’s non-current assets, excluding deferred tax assets, was as follows:

	As of June 30,	As of December 31,
	2025	2024
Ireland	149,189	108,794
United States	111,509	27,232
Other	1,354	1,250
	262,052	137,276

Summary of Exchange Rates Used to Translate Financial Statements into USD from Euros
The following exchange rates were used to translate the financial statements of the Group from EUR into USD:

	Period End	Average for Period	Beginning of Period	Low	High
Six Months Ended June 30,	(EUR per USD)
2025	0.85	0.92	0.96	0.85	0.98
2024	0.93	0.93	0.91	0.91	0.94